Income Tax (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 53,469	$ 0
Change in valuation allowances	$ 53,469	$ 227,143